Expense Example - Transamerica Large Growth	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	92	296	516	1,151	121	378	654	1,443	70	221	384	859